Loans Payable (Tables)	12 Months Ended
Dec. 31, 2022
Loans Payable [Abstract]
Schedule of loans payable
		Related party	Related party
	0.1% Loan	6% Loans	LOC	Total
Balance, December 31, 2020	$24,528	$41,326	$66,979	$132,833
Issued during the year	-	-	2,305	2,305
Extinguished during the year	-	-	(11,832)	(11,832)
Accretion	-	1,542	-	1,542
Effects of currency translation	(1,774)	(3,049)	(4,479)	(9,302)
Balance, December 31, 2021	$22,754	$39,819	$52,973	$115,546
Extinguished during the year	(21,076)	(36,883)	(50,866)	(108,825)
Effects of currency translation	(1,678)	(2,936)	(2,107)	(6,721)
Balance, December 31, 2022	$-	$-	$-	$-